Asset Acquisitions (Tables)	12 Months Ended
Mar. 31, 2026
Asset Acquisitions [Abstract]
Schedule of Total Consideration Transferred

The following table summarizes the total consideration transferred for the asset acquisitions:

Cash	$5,000,000
Fair value of 178,125 Class A ordinary shares, issued for acquisition	5,700,000
Transaction costs(1)	50,000
Total consideration	$10,750,000

(1)	The transaction costs represent the valuation fee paid for this assets acquisition, which is directly attributable to the acquisition and therefore is capitalized as part of the acquisition cost in accordance with ASC 805-50-30-3.

Schedule of Assets and Liabilities Acquired

The following table summarizes the acquisition date fair value, percentage, allocated costs and allocated carrying amount of the assets and liabilities acquired:

	Fair value	Percentage of identifiable non-monetary assets acquired	Allocated costs	Allocated carrying amount
Cash	$1,872	-	$-	$1,872
Prepayments	110	0.002%	115	225
Contractual right to acquire copyrights and patents	3,923,425	62.221%	3,573,828	7,497,253
Contractual right to acquire trademarks	2,382,083	37.777%	2,169,822	4,551,905
Accounts payables	(1,290,640)	-	-	(1,290,640)
Accruals	(10,615)	-	-	(10,615)
Total	$5,006,235	100.000%	$5,743,765	$10,750,000